Segment Reporting - Summary of Non Current Assets On A Geographical Basis (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 929,611	€ 1,054,734
EMEA Region [Member]
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	273,926	355,668
EMEA Region [Member] | IT [Member]
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	166,467	185,085
North America [Member]
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	507,379	572,384
North America [Member] | UNITED STATES
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	503,496	534,472
Latin America [Member]
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	4,690	5,625
Asia Pacific [Member]
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	143,616	121,057
Asia Pacific [Member] | CN [Member]
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	70,828	93,225
Asia Pacific [Member] | JP [Member]
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 22,387	€ 6,219